Trade and other receivables (Details) € in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Trade and other receivables
Trade receivables	$ 181,000,000		$ 333,000,000
Other receivables and prepayments	140,000,000		175,000,000
Related party receivables (note 27)	1,000,000		1,000,000
Trade and other receivables	322,000,000		509,000,000
Receivables from taxes other than income tax	$ 81,000,000		$ 101,000,000
Non-financial assets | €		€ 91		€ 111